LOANS (Details 6) (USD $) In Thousands, unless otherwise specified	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2014	Jun. 30, 2013	Jun. 30, 2014	Jun. 30, 2013	Dec. 31, 2013	Dec. 31, 2012
Roll-forward of nonaccrual activity
Beginning balance	$ 1,491	$ 3,833	$ 2,024	$ 4,687	$ 4,687	$ 5,490
Principal payments	(80)	(113)	(209)	(381)	(1,987)	(4,022)
Charge-offs	(6)	(10)	(81)	(418)	(2,065)	(858)
Transfers to OREO		(38)	(282)	(687)	(932)	(1,352)
Transfers from accruing	1,234	332	1,316	773	2,259	5,388
Other	13	(21)	21	9	62	41
Ending balance	2,652	3,983	2,652	3,983	2,024	4,687
Commercial Real Estate [Member]
Roll-forward of nonaccrual activity
Beginning balance	455	2,963	572	3,071	3,071	2,362
Principal payments	(3)	(31)	(102)	(148)	(1,478)	(1,569)
Charge-offs				(329)	(1,304)	(463)
Transfers to OREO			(26)		(208)	(675)
Transfers from accruing		126		443	443	3,377
Other	2	(1)	10	20	48	39
Ending balance	454	3,057	454	3,057	572	3,071
Commercial, Financial, and Agricultural
Roll-forward of nonaccrual activity
Beginning balance	730	424	811	436	436	1,111
Principal payments	(63)	(66)	(81)	(68)	(319)	(1,385)
Charge-offs			(53)	(72)	(616)
Transfers to OREO					(37)
Transfers from accruing	1,139	179	1,139	241	1,346	716
Other	2	(20)	2	(20)	1	(6)
Ending balance	1,808	517	1,808	517	811	436
Commercial Construction
Roll-forward of nonaccrual activity
Beginning balance				675	675
Principal payments				(100)	(100)
Transfers to OREO				(580)	(580)
Transfers from accruing						675
Other				5	5
Ending balance						675
One to four family residential real estate
Roll-forward of nonaccrual activity
Beginning balance	299	446	611	505	505	1,997
Principal payments	(14)	(16)	(22)	(65)	(88)	(1,068)
Charge-offs		(6)	(3)	(13)	(141)	(387)
Transfers to OREO		(38)	(256)	(107)	(107)	(662)
Transfers from accruing	89	14	171	76	434	617
Other	9		9	4	8	8
Ending balance	383	400	383	400	611	505
Consumer Construction
Roll-forward of nonaccrual activity
Beginning balance						20
Charge-offs						(5)
Transfers to OREO						(15)
Consumer
Roll-forward of nonaccrual activity
Beginning balance	7		30
Principal payments			(4)		(2)
Charge-offs	(6)	(4)	(25)	(4)	(4)	(3)
Transfers from accruing	6	13	6	13	36	3
Ending balance	$ 7	$ 9	$ 7	$ 9	$ 30